UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND (formerly, KNIGHTS OF COLUMBUS CORE BOND FUND) JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 37.8%

	Face Amount	Value
CONSUMER DISCRETIONARY — 0.7%
DR Horton 4.000%, 02/15/20	$250,000	$ 256,200
Viacom 6.875%, 04/30/36	250,000	295,784

		551,984

CONSUMER STAPLES — 4.4%
Anheuser-Busch InBev Finance 4.900%, 02/01/46	300,000	339,002
Bunge Finance 3.250%, 08/15/26	250,000	236,696
Conagra Brands 3.200%, 01/25/23	235,000	235,857
Constellation Brands 4.750%, 12/01/25	250,000	269,331
Kraft Heinz Foods 5.000%, 06/04/42	300,000	318,540
McCormick 4.200%, 08/15/47	300,000	309,980
Mondelez International Holdings
Netherlands BV 2.000%, 10/28/21 (A)	250,000	241,472
PepsiCo 3.450%, 10/06/46	250,000	236,683
Smithfield Foods 4.250%, 02/01/27 (A)	250,000	251,079
Suntory Holdings 2.550%, 06/28/22 (A)	250,000	243,878
Tyson Foods 2.250%, 08/23/21	330,000	322,206
Walgreens Boots Alliance 4.500%, 11/18/34	300,000	307,882

		3,312,606

ENERGY — 3.8%
Apache 6.000%, 01/15/37	250,000	295,943
Cenovus Energy 5.700%, 10/15/19	250,000	261,350
Colorado Interstate Gas 4.150%, 08/15/26 (A)	250,000	246,964
ConocoPhillips 4.150%, 11/15/34	250,000	266,170
Devon Energy 5.600%, 07/15/41	250,000	294,708
Kerr-McGee 7.125%, 10/15/27	250,000	292,102
Marathon Oil 3.850%, 06/01/25	200,000	202,196

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
MarkWest Energy Partners 4.875%, 06/01/25	$375,000	$384,558
Noble Energy 8.000%, 04/01/27	250,000	317,872
Western Gas Partners 4.000%, 07/01/22	335,000	339,143

		2,901,006

FINANCIALS — 15.5%
Aon 3.875%, 12/15/25	200,000	204,584
Ares Capital 4.250%, 03/01/25	450,000	444,460
Bank of America MTN 4.000%, 01/22/25	300,000	306,912
Bank of Montreal MTN 3.803%, VAR USD Swap Semi 30/360 5 Year Curr+1.432%, 12/15/32	355,000	346,298
1.900%, 08/27/21	250,000	242,316
Brookfield Finance 4.250%, 06/02/26	250,000	253,736
Charles Schwab 7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	330,000	371,250
Citigroup 4.750%, 05/18/46	250,000	271,033
Compass Bank 2.875%, 06/29/22	250,000	245,018
Daimler Finance North America 2.000%, 07/06/21 (A)	300,000	291,346
Discover Financial Services 3.850%, 11/21/22	250,000	253,890
E*TRADE Financial 3.800%, 08/24/27	300,000	296,032
First Republic Bank 4.375%, 08/01/46	250,000	248,744
Ford Motor Credit 5.875%, 08/02/21	300,000	324,987
General Motors Financial 3.700%, 05/09/23	250,000	251,550
Goldman Sachs Group 3.500%, 01/23/25	300,000	299,570
GTP Acquisition Partners I 3.482%, 06/16/25 (A)	600,000	605,556
Huntington National Bank 2.200%, 04/01/19	300,000	298,967
Legg Mason 5.625%, 01/15/44	300,000	332,251

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND (formerly, KNIGHTS OF COLUMBUS CORE BOND FUND) JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
M&T Bank 6.450%, VAR ICE LIBOR USD 3 Month+3.610%, 12/29/49	$293,000	$330,723
Main Street Capital 4.500%, 12/01/22	335,000	335,302
Morgan Stanley MTN 4.875%, 11/01/22	300,000	319,979
National City 6.875%, 05/15/19	300,000	315,912
Neuberger Berman Group 4.500%, 03/15/27 (A)	250,000	256,038
Nuveen Finance 4.125%, 11/01/24 (A)	800,000	830,074
PennantPark Investment 4.500%, 10/01/19	250,000	252,029
PNC Financial Services Group 6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	300,000	327,375
Regions Financial 3.200%, 02/08/21	250,000	252,027
Santander Holdings USA 2.700%, 05/24/19	300,000	299,843
Stifel Financial 4.250%, 07/18/24	335,000	340,207
SunTrust Banks 5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 06/15/22	300,000	300,750
Synchrony Bank 3.000%, 06/15/22	250,000	247,139
Synovus Financial 3.125%, 11/01/22	315,000	308,795
TCP Capital 4.125%, 08/11/22	335,000	325,269
TPG Specialty Lending 4.500%, 01/22/23	370,000	370,710
Westpac Banking MTN 4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	250,000	254,650
Willis North America 3.600%, 05/15/24	250,000	250,516

		11,805,838

HEALTH CARE — 0.4%
Amgen 3.200%, 11/02/27	335,000	326,311

INDUSTRIALS — 3.3%
AerCap Ireland Capital 3.500%, 05/26/22	325,000	326,818

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
American Airlines Pass-Through Trust, Ser 2015-1 3.700%, 05/01/23	$458,269	$454,278
CNH Industrial MTN 3.850%, 11/15/27	335,000	332,449
FLIR Systems 3.125%, 06/15/21	250,000	249,637
Masco 6.500%, 08/15/32	317,000	379,845
Pitney Bowes 3.625%, 09/15/20	275,000	273,625
Rockwell Collins 4.350%, 04/15/47	250,000	264,224
Wabtec 3.450%, 11/15/26	250,000	239,691

		2,520,567

INFORMATION TECHNOLOGY — 1.2%
Amphenol 2.200%, 04/01/20	300,000	297,183
Avnet 3.750%, 12/01/21	250,000	253,582
Microsoft 3.700%, 08/08/46	350,000	354,879

		905,644

MATERIALS — 3.1%
Celanese US Holdings 4.625%, 11/15/22	350,000	368,455
CF Industries 4.500%, 12/01/26 (A)	300,000	309,030
Dow Chemical 4.375%, 11/15/42	200,000	208,899
Glencore Funding 4.125%, 05/30/23 (A)	250,000	257,048
Martin Marietta Materials 6.250%, 05/01/37	250,000	295,324
Mosaic 3.250%, 11/15/22	335,000	333,153
Nucor 5.200%, 08/01/43	300,000	354,927
Sherwin-Williams 4.500%, 06/01/47	250,000	263,831

		2,390,667

REAL ESTATE — 1.6%
Crown Castle International 3.150%, 07/15/23	365,000	360,149
Mid-America Apartments 3.600%, 06/01/27	250,000	245,103
SL Green Operating Partnership 3.250%, 10/15/22	300,000	296,411

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND (formerly, KNIGHTS OF COLUMBUS CORE BOND FUND) JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Vornado Realty 5.000%, 01/15/22	$300,000	$ 318,933

		1,220,596

TELECOMMUNICATION SERVICES — 1.2%
Crown Castle Towers 3.222%, 05/15/22 (A)	300,000	302,400
Unison Ground Lease Funding 2.981%, 03/15/20 (A)	300,000	294,039
Verizon Communications 4.272%, 01/15/36	300,000	297,271

		893,710

UTILITIES — 2.6%
American Electric Power 3.200%, 11/13/27	335,000	324,854
Emera US Finance 4.750%, 06/15/46	250,000	263,293
Fortis 2.100%, 10/04/21	250,000	242,066
IPALCO Enterprises 3.700%, 09/01/24	305,000	302,752
NiSource 3.490%, 05/15/27	250,000	249,055
Sempra Energy 4.000%, 02/01/48	365,000	359,683
Spire 3.543%, 02/27/24	250,000	247,433

		1,989,136

Total Corporate Obligations (Cost $28,638,726)		28,818,065

MORTGAGE-BACKED SECURITIES — 17.6%

Agate Bay Mortgage Trust, Ser 2015-5, Cl A5 3.500%, 07/25/45 (A)(B)	548,668	552,248
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5 3.500%, 09/25/45 (A)(B)	400,953	400,311
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5 3.500%, 08/25/46 (A)(B)	351,724	355,015
BAMLL Commercial Mortgage Securities Trust, Ser 2014-520M, Cl A 4.185%, 08/15/46 (A)(B)	350,000	368,986
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3 4.095%, 09/10/46	400,000	420,735

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1 2.614%, 05/27/47 (A)(B)	$157,638	$ 155,948
Commercial Mortgage Trust, Ser 2010-C1, Cl A3 4.205%, 07/10/46 (A)	374,735	384,852
Commercial Mortgage Trust, Ser 2014-UBS4, Cl AM 3.968%, 08/10/47	400,000	408,091
Commercial Mortgage Trust, Ser 2012-CR5, Cl A3 2.540%, 12/10/45	100,000	98,000
FREMF Mortgage Trust, Ser 2012-K21, Cl B 3.938%, 07/25/45 (A)(B)	280,000	286,555
FREMF Mortgage Trust, Ser 2014-K714, Cl B 3.849%, 01/25/47 (A)(B)	500,000	508,898
FREMF Mortgage Trust, Ser 2013-K31, Cl B 3.629%, 07/25/46 (A)(B)	160,000	161,058
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A 6.363%, 02/10/47 (A)	245,177	270,173
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4 3.442%, 11/10/49 (B)	400,000	402,590
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB 3.540%, 08/15/48	500,000	511,362
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3 3.393%, 12/15/49	500,000	502,163
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5 3.500%, 05/25/46 (A)(B)	460,155	464,307
JPMorgan Mortgage Trust, Ser 2017-4, Cl A5 3.500%, 11/25/48 (A)(B)	608,548	613,848
JPMorgan Mortgage Trust, Ser 2017-3, Cl 1A5 3.500%, 08/25/47 (A)(B)	499,867	509,176
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5 3.500%, 05/25/47 (A)(B)	237,800	239,797
JPMorgan Mortgage Trust, Ser 2017-1, Cl A5 3.500%, 01/25/47 (A)(B)	235,886	238,162
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5 3.500%, 05/25/45 (A)(B)	226,800	228,846
JPMorgan Mortgage Trust, Ser 2016-3, Cl 1A3 3.500%, 10/25/46 (A)(B)	583,384	588,647

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND (formerly, KNIGHTS OF COLUMBUS CORE BOND FUND) JANUARY 31, 2018 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM 2.810%, 07/25/44 (A)(B)	$394,161	$ 393,330
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1 2.698%, 06/25/46 (A)(B)	414,505	412,076
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB 3.323%, 10/15/48	400,000	404,251
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4 4.118%, 07/15/49	500,000	519,120
Sequoia Mortgage Trust, Ser 2017-6, Cl A4 3.500%, 09/25/47 (A)(B)	510,213	512,047
Sequoia Mortgage Trust, Ser 2017-5, Cl A4 3.500%, 08/25/47 (A)(B)	407,540	409,689
Sequoia Mortgage Trust, Ser 2015-3, Cl A4 3.500%, 07/25/45 (A)(B)	362,659	365,017
Sequoia Mortgage Trust, Ser 2015-2, Cl A1 3.500%, 05/25/45 (A)(B)	313,717	313,521
Sequoia Mortgage Trust, Ser 2015-1, Cl A1 3.500%, 01/25/45 (A)(B)	270,212	268,354
Sequoia Mortgage Trust, Ser 2017-2, Cl A4 3.500%, 03/25/47 (A)(B)	193,464	194,490
Sequoia Mortgage Trust, Ser 2017-4, Cl A4 3.500%, 07/25/47 (A)(B)	237,071	238,543
Sequoia Mortgage Trust, Ser 2017-3, Cl A4 3.500%, 04/25/47 (A)(B)	216,267	217,262
Sequoia Mortgage Trust, Ser 2016-3, Cl A10 3.500%, 11/25/46 (A)(B)	113,339	113,795
Sequoia Mortgage Trust, Ser 2015-4, Cl A1 3.000%, 11/25/30 (A)(B)	321,481	319,931

Total Mortgage-Backed Securities (Cost $13,604,645)		13,351,194

U.S. TREASURY OBLIGATIONS — 14.0%

U.S. Treasury Bonds
4.625%, 02/15/40	1,300,000	1,671,008
3.750%, 08/15/41	1,450,000	1,660,816
3.000%, 05/15/45	1,425,000	1,442,868
U.S. Treasury Notes
2.250%, 08/15/27	1,800,000	1,728,633
1.875%, 01/31/22	900,000	880,453

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.875%, 08/31/22	$750,000	$ 729,727
1.750%, 11/30/19	1,700,000	1,688,445
0.875%, 10/15/18	850,000	844,455

Total U.S. Treasury Obligations (Cost $10,926,059)		10,646,405

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 13.0%

FHLMC
4.000%, 02/01/47	1,396,242	1,443,540
3.500%, 11/01/44	1,159,799	1,174,005
3.500%, 04/01/46	787,433	796,395
3.000%, 02/01/45	1,031,745	1,012,267
3.000%, 08/01/45	473,967	465,129
2.500%, 02/01/30	601,092	592,506
FHLMC, Ser 2016-4563, Cl VB 3.000%, 05/15/39	500,000	489,862
FNMA
4.500%, 02/01/41	1,253,438	1,331,473
4.000%, 03/01/35	470,141	487,219
4.000%, 01/01/42	894,254	927,863
GNMA, Ser 78, Cl A 2.918%, 06/16/40	654,142	655,919
GNMA, Ser 2015-47, Cl AE 2.900%, 11/16/55(B)	509,546	505,332

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $10,117,790)		9,881,510

ASSET-BACKED SECURITIES — 11.3%

ARL Second, Ser 2014-1A, Cl A2 3.970%, 06/15/44 (A)	100,000	98,624
BANK, Ser 2017-BNK9, Cl ASB 3.470%, 11/15/54	500,000	508,740
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl AA 2.487%, 12/16/41 (A)	437,500	430,403
CarFinance Capital Auto Trust, Ser 2014-2A, Cl B 2.640%, 11/16/20 (A)	157,000	156,806
Cronos Containers Program, Ser 2013-1A, Cl A 3.080%, 04/18/28 (A)	66,667	66,033
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2 3.200%, 01/25/40 (A)	243,212	243,003
Drug Royalty III, Ser 2017-1A, Cl A1 3.859%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	211,401	211,398
ECAF, Ser 2015-1A, Cl A1 3.473%, 06/15/40 (A)	238,141	237,259

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND (formerly, KNIGHTS OF COLUMBUS CORE BOND FUND) JANUARY 31, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B 2.840%, 08/16/21 (A)	$300,000	$300,801
Flagship Credit Auto Trust, Ser 2017-3, Cl A 1.880%, 10/15/21 (A)	222,325	221,425
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB 2.678%, 06/10/46	450,000	448,912
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A 2.660%, 12/26/28 (A)	204,078	201,178
JP Morgan Mortgage Trust, Ser 2018-1, Cl A5 3.500%, 06/25/48 (A)(B)	1,000,000	1,003,493
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1A 3.000%, 10/26/48 (A)(B)	338,141	337,683
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1 2.370%, 09/14/32 (A)	290,000	285,328
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C 2.460%, 03/15/22	300,000	299,897
SCF Equipment Trust, Ser 2016-1A, Cl A 3.620%, 11/20/21 (A)	264,841	264,431
Sequoia Mortgage Trust, Ser 2018-2, Cl A4 3.500%, 02/25/48 (A)(B)	750,000	754,798
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B 2.700%, 10/20/30 (A)	112,870	112,731
Sofi Consumer Loan Program, Ser 2017-6, Cl A1 2.200%, 11/25/26 (A)	397,993	397,007
Taco Bell Funding, Ser 2016-1A, Cl A2II 4.377%, 05/25/46 (A)	246,875	256,528
Thunderbolt Aircraft Lease, Ser 2017-A, Cl A 4.212%, 05/17/32 (A)	285,714	293,000
Toyota Auto Receivables Owner Trust, Ser 2017-D, Cl A2A 1.740%, 08/17/20	500,000	498,101
TRIP Rail Master Funding, Ser 2017-1A, Cl A2 3.736%, 08/15/47 (A)	280,000	272,131
United States Small Business Administration, Ser 2015-20D, Cl 1 2.510%, 04/01/35	395,698	388,043
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C 2.920%, 05/15/23 (A)	295,000	295,340

Total Asset-Backed Securities (Cost $8,641,548)		8,583,093

MUNICIPAL BONDS — 2.4%

	Face Amount	Value
Alabama State, Economic Settlement Authority, Ser B 4.263%, 09/15/32	$375,000	$394,931
Camp Pendleton & Quantico Housing 6.165%, 10/01/50 (A)	400,000	466,653
Roman Catholic Church of the Diocese of Phoenix 2.500%, 06/01/18	300,000	299,592
Texas A&M University, Ser D 3.822%, 05/15/47	480,000	483,653
Virginia State, Port Authority, Ser A 2.784%, 07/01/24	150,000	145,197

Total Municipal Bonds (Cost $1,794,958)		1,790,026

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%

FFCB 2.670%, 05/12/27	500,000	475,947
FNMA 1.250%, 08/23/19	1,000,000	985,456

Total U.S. Government Agency Obligations (Cost $1,499,680)		1,461,403

SOVEREIGN DEBT — 0.6%

Province of Quebec 2.500%, 04/20/26	500,000	480,159

(Cost $498,735)		480,159

Total Investments— 98.6% (Cost $75,722,141)		$75,011,855

Percentages based on Net Assets of $76,056,688.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2018 was $21,119,859 and represented 27.8% of Net Assets.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND (formerly, KNIGHTS OF COLUMBUS CORE BOND FUND) JANUARY 31, 2018 (Unaudited)

As of January 31, 2018, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2018, securities with a total value of $576,895 were transferred from Level 3 to Level 2 due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the period ended January 31, 2018. All transfers, if any, were considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND (formerly, KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND) JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 50.7%

	Face Amount	Value

CONSUMER DISCRETIONARY — 1.8%
BorgWarner 8.000%, 10/01/19	$430,000	$466,603
DR Horton 2.550%, 12/01/20	475,000	472,135
General Motors Financial 3.150%, 01/15/20	475,000	478,442
Viacom 5.625%, 09/15/19	300,000	312,312

		1,729,492

CONSUMER STAPLES — 6.0%
Alimentation Couche-Tard 2.350%, 12/13/19	470,000	467,545
Anheuser-Busch InBev Finance 1.900%, 02/01/19	250,000	249,095
Bunge Finance 8.500%, 06/15/19	300,000	323,279
Constellation Brands 3.875%, 11/15/19	300,000	306,127
2.250%, 11/06/20	115,000	113,373
Danone 1.691%, 10/30/19 (A)	250,000	246,343
Hillshire Brands 4.100%, 09/15/20	245,000	253,127
JM Smucker 2.200%, 12/06/19	1,000,000	995,198
Kraft Heinz Foods 2.800%, 07/02/20	300,000	300,136
Molson Coors Brewing 1.900%, 03/15/19	300,000	298,186
Mondelez International Holdings Netherlands BV 1.625%, 10/28/19 (A)	300,000	295,481
Pernod Ricard 5.750%, 04/07/21 (A)	415,000	450,585
Smithfield Foods 2.700%, 01/31/20 (A)	300,000	297,704
Suncorp-Metway MTN 2.375%, 11/09/20 (A)	50,000	49,432
Suntory Holdings 2.550%, 09/29/19 (A)	250,000	249,354
Tyson Foods 2.250%, 08/23/21	360,000	351,497
Walgreens Boots Alliance 2.700%, 11/18/19	250,000	250,449
Wm Wrigley Jr 3.375%, 10/21/20 (A)	366,000	373,624

		5,870,535

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 3.8%
BG Energy Capital 4.000%, 12/09/20 (A)	$350,000	$363,198
Canadian Oil Sands 7.750%, 05/15/19 (A)	250,000	264,264
Cenovus Energy 5.700%, 10/15/19	470,000	491,338
Encana 6.500%, 05/15/19	250,000	261,165
EnLink Midstream Partners 2.700%, 04/01/19	300,000	299,078
Equities
2.465%, VAR ICE LIBOR USD 3 Month+0.770%, 10/01/20	350,000	350,984
Marathon Oil 2.700%, 06/01/20	250,000	248,772
Nabors Industries 9.250%, 01/15/19	300,000	315,000
NuStar Logistics 4.800%, 09/01/20	300,000	306,000
ONEOK Partners 8.625%, 03/01/19	300,000	318,598
Phillips 66
2.472%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/20 (A)	190,000	190,188
Schlumberger Holdings 3.000%, 12/21/20 (A)	300,000	301,939
Shell International Finance BV 2.000%, 11/15/18	10,000	9,989
1.900%, 08/10/18	5,000	4,999

		3,725,512

FINANCIALS — 18.1%
American Express 2.200%, 10/30/20	470,000	463,607
ANZ New Zealand International
2.745%, VAR ICE LIBOR USD 3 Month+1.000%, 01/25/22 (A)	600,000	608,357
Ares Capital 3.875%, 01/15/20	450,000	455,990
Bank of America MTN
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/21	415,000	410,307
Bank of Montreal MTN
2.252%, VAR ICE LIBOR USD 3 Month+0.790%, 08/27/21	250,000	252,924
BAT Capital 2.297%, 08/14/20 (A)	340,000	335,950
BB&T MTN 2.150%, 02/01/21	415,000	407,831
Capital One Financial 2.400%, 10/30/20	470,000	464,050

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND (formerly, KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND) JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Charles Schwab 7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	$410,000	$ 461,250
Citigroup 2.522%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	415,000	424,736
Citizens Bank 2.272%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	251,848
Compass Bank 2.875%, 06/29/22	475,000	465,534
Daimler Finance North America 1.500%, 07/05/19 (A)	250,000	246,598
Discover Bank 3.100%, 06/04/20	470,000	472,677
E*TRADE Financial 2.950%, 08/24/22	475,000	466,738
Fifth Third Bancorp 2.600%, 06/15/22	470,000	460,993
First Horizon National 3.500%, 12/15/20	470,000	475,858
First Republic Bank 2.375%, 06/17/19	250,000	248,911
Ford Motor Credit 2.021%, 05/03/19	475,000	471,520
Glencore Funding 3.000%, 10/27/22 (A)	415,000	407,925
Goldman Sachs Group 2.863%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/22	475,000	482,914
Iberdrola Finance Ireland DAC 5.000%, 09/11/19 (A)	450,000	466,037
JPMorgan Chase 2.200%, 10/22/19	475,000	472,776
KeyCorp MTN 2.900%, 09/15/20	475,000	476,611
Main Street Capital 4.500%, 12/01/22	415,000	415,374
Metropolitan Life Global Funding I 1.550%, 09/13/19 (A)	300,000	295,663
Morgan Stanley 2.650%, 01/27/20	475,000	474,909
National Australia Bank 2.250%, 01/10/20	100,000	99,451
National Bank of Canada 2.200%, 11/02/20	470,000	463,867
National City 6.875%, 05/15/19	300,000	315,912
Nuveen Finance 2.950%, 11/01/19 (A)	250,000	251,555

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
PennantPark Investment 4.500%, 10/01/19	$300,000	$ 302,435
PNC Financial Services Group 6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	420,000	458,325
Principal Life Global Funding II MTN 2.150%, 01/10/20 (A)	300,000	297,652
Regions Bank 2.750%, 04/01/21	480,000	479,341
Santander Holdings USA 2.700%, 05/24/19	470,000	469,753
Stifel Financial 3.500%, 12/01/20	300,000	302,073
Suncorp-Metway 2.800%, 05/04/22 (A)	470,000	463,261
SunTrust Bank 2.250%, 01/31/20	300,000	298,492
Synovus Financial 3.125%, 11/01/22	475,000	465,643
TCP Capital 4.125%, 08/11/22	415,000	402,945
Toronto-Dominion Bank MTN 1.950%, 01/22/19	185,000	184,598
Toyota Motor Credit MTN 2.100%, 01/17/19	10,000	10,001
Wells Fargo MTN 2.625%, VAR ICE LIBOR USD 3 Month+0.880%, 07/22/20	500,000	508,301
Willis Towers Watson 5.750%, 03/15/21	470,000	506,163

		17,617,656

HEALTH CARE — 0.5%
Anthem 2.500%, 11/21/20	470,000	467,400

INDUSTRIALS — 6.4%
Air Lease 2.500%, 03/01/21	575,000	568,302
Amphenol 2.550%, 01/30/19	50,000	50,145
Arconic 6.150%, 08/15/20	402,000	430,140
Caterpillar Financial Services MTN 2.100%, 01/10/20	250,000	248,422
CNH Industrial Capital 4.375%, 11/06/20	435,000	448,571
CRH America 5.750%, 01/15/21	340,000	364,812

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND (formerly, KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND) JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
FLIR Systems 3.125%, 06/15/21	$250,000	$ 249,636
Fortive 2.350%, 06/15/21	450,000	443,326
Holcim US Finance Sarl & Cie SCS 6.000%, 12/30/19 (A)	425,000	448,182
Johnson Controls 4.250%, 03/01/21	450,000	466,827
Masco 7.125%, 03/15/20	463,000	501,383
Penske Truck Leasing LP 3.200%, 07/15/20 (A)	415,000	419,542
Pitney Bowes 3.625%, 09/15/20	415,000	412,925
Rockwell Collins 1.950%, 07/15/19	380,000	377,040
Roper Technologies 6.250%, 09/01/19	100,000	105,600
Siemens Financieringsmaatschappij 2.210%, VAR ICE LIBOR USD 3 Month+0.610%, 03/16/22 (A)	300,000	303,100
Waste Management 2.900%, 09/15/22	415,000	413,009

		6,250,962

INFORMATION TECHNOLOGY — 1.4%
Amphenol 2.200%, 04/01/20	300,000	297,183
Broadcom 2.375%, 01/15/20 (A)	300,000	296,891
Fidelity National Information Services 2.250%, 08/15/21	400,000	390,312
Hewlett Packard Enterprise 2.100%, 10/04/19 (A)	340,000	336,194

		1,320,580

MATERIALS — 5.1%
Anglo American Capital 4.450%, 09/27/20 (A)	450,000	465,839
BHP Billiton Finance USA 6.250%, VAR USD Swap Semi 30/360 5 Year Curr+4.971%, 10/19/75 (A)	400,000	429,500
Celanese US Holdings 5.875%, 06/15/21	421,000	456,122
Eastman Chemical 2.700%, 01/15/20	250,000	250,658
EI du Pont de Nemours 2.303%, VAR ICE LIBOR USD 3 Month+0.530%, 05/01/20	650,000	655,051

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
Martin Marietta Materials 2.126%, VAR ICE LIBOR USD 3 Month+0.500%, 12/20/19	$170,000	$ 170,603
2.096%, VAR ICE LIBOR USD 3 Month+0.650%, 05/22/20	300,000	301,141
Packaging Corp of America 2.450%, 12/15/20	470,000	467,611
RPM International 6.125%, 10/15/19	475,000	501,477
Sherwin-Williams 2.250%, 05/15/20	300,000	297,211
Solvay Finance America 3.400%, 12/03/20 (A)	400,000	406,443
Vulcan Materials 2.189%, VAR ICE LIBOR USD 3 Month+0.600%, 06/15/20	300,000	300,205
WestRock RKT 4.450%, 03/01/19	229,000	233,372

		4,935,233

REAL ESTATE — 2.8%
American Campus Communities Operating Partnership 3.350%, 10/01/20	470,000	476,887
American Tower 2.800%, 06/01/20	300,000	300,238
Kimco Realty 3.200%, 05/01/21	415,000	417,770
Liberty Property 4.750%, 10/01/20	139,000	145,327
SBA Tower Trust 3.598%, 04/10/18 (A)	500,000	499,784
SL Green Operating Partnership 3.250%, 10/15/22	415,000	410,036
Vornado Realty 5.000%, 01/15/22	470,000	499,659

		2,749,701

TELECOMMUNICATION SERVICES — 1.0%
AT&T 2.300%, 03/11/19	250,000	249,856
Unison Ground Lease Funding 2.981%, 03/15/20 (A)	400,000	392,052
Vodafone Group 4.375%, 03/16/21	300,000	314,571

		956,479

UTILITIES — 3.6%
Dominion Energy 4.104%, 04/01/21	460,000	473,759
Duquesne Light Holdings 6.400%, 09/15/20 (A)	340,000	369,469

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND (formerly, KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND) JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Emera US Finance 2.700%, 06/15/21	$400,000	$ 395,720
IPALCO Enterprises 3.450%, 07/15/20	300,000	301,500
National Grid North America MTN 2.375%, 09/30/20	250,000	246,683
Pennsylvania Electric 5.200%, 04/01/20	415,000	434,600
Sempra Energy 2.209%, VAR ICE LIBOR USD 3 Month+0.500%, 01/15/21	475,000	475,869
Southern 2.350%, 07/01/21	415,000	406,867
Spire 2.550%, 08/15/19	180,000	178,795
United Utilities 4.550%, 06/19/18	250,000	252,048

		3,535,310

Total Corporate Obligations (Cost $49,685,256)		49,321,445

MORTGAGE-BACKED SECURITIES — 16.3%

Agate Bay Mortgage Trust, Ser 2015-5, Cl A5 3.500%, 07/25/45 (A)(B)	656,650	660,936
Agate Bay Mortgage Trust, Ser 2016- 3, Cl A5 3.500%, 08/25/46 (A)(B)	703,448	710,029
Agate Bay Mortgage Trust, Ser 2015- 6, Cl A5 3.500%, 09/25/45 (A)(B)	400,953	400,311
Chicago Skyscraper Trust, Ser 2017- SKY, Cl B 2.660%, VAR LIBOR USD 1 Month+1.100%, 02/15/30 (A)	669,000	670,546
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1 2.065%, 09/15/50	481,810	473,924
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1 2.614%, 05/27/47 (A)(B)	220,694	218,328
Commercial Mortgage Trust, Ser 2010-C1, Cl A3 4.205%, 07/10/46 (A)	374,735	384,853
Commercial Mortgage Trust, Ser 2014-UBS5, Cl A2 3.031%, 09/10/47	250,000	251,739
FREMF Mortgage Trust, Ser 2011- K703, Cl B 4.884%, 07/25/44 (A)(B)	380,000	381,866

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF Mortgage Trust, Ser 2014- K714, Cl B 3.849%, 01/25/47 (A)(B)	$500,000	$ 508,898
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1 3.849%, 12/10/43 (A)	25,299	25,779
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A2 2.924%, 01/10/47	326,479	328,046
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2 4.610%, 06/15/43 (A)	215,335	221,858
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3 4.106%, 07/15/46 (A)	353,082	353,792
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A1 1.891%, 12/15/49	419,898	414,311
JPMorgan Mortgage Trust, Ser 2016- 3, Cl 1A3 3.500%, 10/25/46 (A)(B)	712,350	718,778
JPMorgan Mortgage Trust, Ser 2017- 1, Cl A4 3.500%, 01/25/47 (A)(B)	583,186	588,813
JPMorgan Mortgage Trust, Ser 2017-3, Cl 1A5 3.500%, 08/25/47 (A)(B)	630,267	642,004
JPMorgan Mortgage Trust, Ser 2016- 1, Cl A5 3.500%, 05/25/46 (A)(B)	643,300	649,105
JPMorgan Mortgage Trust, Ser 2016- 4, Cl A5 3.500%, 10/25/46 (A)(B)	784,627	787,055
JPMorgan Mortgage Trust, Ser 2017- 4, Cl A5 3.500%, 11/25/48 (A)(B)	795,794	802,727
JPMorgan Mortgage Trust, Ser 2015- 3, Cl A5 3.500%, 05/25/45 (A)(B)	226,800	228,846
JPMorgan Mortgage Trust, Ser 2017- 2, Cl A5 3.500%, 05/25/47 (A)(B)	286,240	288,644
JPMorgan Mortgage Trust, Ser 2014- IVR6, Cl AM 2.810%, 07/25/44 (A)(B)	477,372	476,366
JPMorgan Mortgage Trust, Ser 2016- 2, Cl A1 2.698%, 06/25/46 (A)(B)	414,505	412,076
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A2 3.001%, 10/15/46	155,000	155,556

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND (formerly, KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND) JANUARY 31, 2018 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2 2.936%, 11/15/46	$267,000	$ 267,992
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A1 1.313%, 10/15/46	20,288	20,259
Sequoia Mortgage Trust, Ser 2017-1, Cl A4 3.500%, 02/25/47 (A)(B)	678,702	683,459
Sequoia Mortgage Trust, Ser 2015-3, Cl A4 3.500%, 07/25/45 (A)(B)	362,659	365,017
Sequoia Mortgage Trust, Ser 2016-3, Cl A10 3.500%, 11/25/46 (A)(B)	435,920	437,672
Sequoia Mortgage Trust, Ser 2017-6, Cl A4 3.500%, 09/25/47 (A)(B)	463,830	465,497
Sequoia Mortgage Trust, Ser 2017-4, Cl A4 3.500%, 07/25/47 (A)(B)	280,973	282,718
Sequoia Mortgage Trust, Ser 2017-2, Cl A4 3.500%, 03/25/47 (A)(B)	550,136	553,052
Sequoia Mortgage Trust, Ser 2017-3, Cl A4 3.500%, 04/25/47 (A)(B)	890,022	894,118
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A1 1.413%, 08/15/47	104,030	103,615
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A1 1.191%, 12/15/46	1,078	1,077

Total Mortgage-Backed Securities (Cost $16,112,674)		15,829,662

ASSET-BACKED SECURITIES — 14.4%

BANK, Ser BNK9, Cl A1 2.322%, 11/15/54	790,916	784,657
Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A3 2.020%, 08/20/21 (A)	500,000	496,108
CD Mortgage Trust, Ser 2017-CD6, Cl A1 2.168%, 11/13/50	389,868	386,256
COMM Mortgage Trust, Ser 2012-CR1, Cl ASB 3.053%, 05/15/45	263,815	265,799
COMM Mortgage Trust, Ser 2013-CR7, Cl ASB 2.739%, 03/10/46	186,997	187,272

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CPS Auto Receivables Trust, Ser 2014-D, Cl C 4.350%, 11/16/20 (A)	$520,000	$ 530,143
Cronos Containers Program, Ser 2013-1A, Cl A 3.080%, 04/18/28 (A)	66,667	66,033
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4 1.390%, 03/15/22	1,000,000	985,432
Drive Auto Receivables Trust, Ser 2016-BA, Cl B 2.560%, 06/15/20 (A)	83,492	83,545
Drug Royalty III, Ser 2017-1A, Cl A1 3.859%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	255,277	255,273
ECAF, Ser 2015-1A, Cl A1 3.473%, 06/15/40 (A)	422,700	421,134
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B 2.840%, 08/16/21 (A)	174,000	174,465
Flagship Credit Auto Trust, Ser 2014-1, Cl B 2.550%, 02/18/20 (A)	14,432	14,435
Flagship Credit Auto Trust, Ser 2017-3, Cl A 1.880%, 10/15/21 (A)	262,748	261,684
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB 2.678%, 06/10/46	500,000	498,791
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A 2.660%, 12/26/28 (A)	244,893	241,414
JPMorgan Mortgage Trust, Ser 2017-6, Cl A5 3.500%, 12/25/48 (A)(B)	690,460	695,827
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1A 3.000%, 10/26/48 (A)(B)	386,447	385,924
Master Credit Card Trust II, Ser 2016-1A, Cl B 1.930%, 09/23/19 (A)	300,000	299,773
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1 2.370%, 09/14/32 (A)	320,000	314,844
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C 2.460%, 03/15/22	300,000	299,897
SCF Equipment Trust, Ser 2016-1A, Cl A 3.620%, 11/20/21 (A)	317,809	317,317
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B 2.700%, 10/20/30 (A)	112,870	112,731
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A 2.430%, 10/20/33 (A)	465,196	458,820

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND (formerly, KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND) JANUARY 31, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Sofi Consumer Loan Program,
Ser 2017-6, Cl A1 2.200%, 11/25/26 (A)	$442,214	$ 441,119
SoFi Professional Loan Program,
Ser 2014-A, Cl A2 3.020%, 10/25/27 (A)	260,284	260,594
SoFi Professional Loan Program,
Ser 2017-F, Cl A1FX 2.050%, 01/25/41 (A)	881,445	877,352
TCF Auto Receivables Owner Trust,
Ser 2015-1A, Cl B 2.490%, 04/15/21 (A)	400,000	399,168
TRIP Rail Master Funding,
Ser 2017-1A, Cl A1 2.709%, 08/15/47 (A)	359,196	356,186
Verizon Owner Trust, Ser 2017-3A, Cl B
2.380%, 04/20/22 (A)	500,000	496,402
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/21 (A)	650,000	645,891
VSE VOI Mortgage, Ser 2016-A Cl A,
2.540%, 07/20/33 (A)	427,426	421,342
Wells Fargo Commercial Mortgage
Trust, Ser 2017-C41, Cl A1 2.279%, 11/15/50	392,079	387,678
Westlake Automobile Receivables
Trust, Ser 2018-1A, Cl C 2.920%, 05/15/23 (A)	380,000	380,437
WFRBS Commercial Mortgage Trust,
Ser 2012-C10, Cl ASB 2.453%, 12/15/45	813,199	809,206

Total Asset-Backed Securities (Cost $14,118,909)		14,012,949

U.S. TREASURY OBLIGATIONS — 9.6%

U.S. Treasury Notes	2,000,000	1,991,328
1.625%, 03/31/19
1.625%, 07/31/19	2,350,000	2,334,669
1.500%, 12/31/18	2,250,000	2,241,475
1.500%, 11/30/19	480,000	474,619
0.875%, 06/15/19	2,350,000	2,313,006

Total U.S. Treasury Obligations (Cost $9,431,446)		9,355,097

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%

FHLB
1.800%, 08/28/20	1,000,000	986,838
FNMA
1.250%, 08/23/19	1,000,000	985,456
0.850%, 07/13/18	1,000,000	996,621

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued

	Face Amount	Value
Total U.S. Government Agency Obligations (Cost $2,999,680)		$ 2,968,915

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.1%

FHLMC
6.000%, 01/01/37	$1,726	1,918
6.000%, 11/01/37	5,541	6,203
5.500%, 07/01/34	8,091	8,903
4.000%, 03/01/39	13,120	13,585
FHLMC, Ser 2004-2746, Cl BG 5.000%, 02/15/24	103,215	107,283
FNMA
6.000%, 05/01/36	975	1,095
6.000%, 08/01/36	965	1,088
6.000%, 11/01/37	2,933	3,290
5.500%, 07/01/38	4,989	5,445
GNMA
8.000%, 05/15/30	110	110
6.000%, 03/15/32	2,234	2,542
6.000%, 09/15/33	10,617	12,019
6.000%, 09/15/37	4,338	4,825
5.500%, 06/15/38	3,752	4,096
5.000%, 06/15/33	3,680	3,947
GNMA, Ser 78, Cl A 2.918%, 06/16/40	883,092	885,491

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,083,915)		1,061,840

MUNICIPAL BONDS — 0.8%

New Jersey State, Educational Facilities Authority, Ser G 1.866%, 07/01/20	250,000	245,818
Roman Catholic Church of the Diocese of Phoenix 2.500%, 06/01/18	300,000	299,592
Virginia State, Port Authority, Ser A 1.931%, 07/01/20	250,000	245,220

Total Municipal Bonds (Cost $800,000)		790,630

Total Investments— 96.0% (Cost $94,231,880)		$ 93,340,538

Percentages based on Net Assets of $97,265,234.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2018 was $34,462,431 and represented 35.4% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND (formerly, KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND) JANUARY 31, 2018 (Unaudited)

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series USD — United States Dollar

VAR — Variable Rate

As of January 31, 2018, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2018, securities with a total value of $299,147 were transferred from Level 3 to Level 2 due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the period ended January 31, 2018. All transfers, if any, were considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-002-0600

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP GROWTH FUND (formerly, KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND) JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.2% #
	Shares	Value

CONSUMER DISCRETIONARY — 17.3%
Amazon.com *	2,055	$ 2,981,578
Comcast, Cl A	13,220	562,247
Home Depot	9,680	1,944,712
Liberty Ventures, Ser A *	4,840	285,221
Mohawk Industries *	1,820	511,529
Netflix *	3,800	1,027,140
Polaris Industries	3,435	388,189
PulteGroup	12,725	405,037
PVH	2,970	460,588
Royal Caribbean Cruises	1,693	226,100
Sirius XM Holdings	53,280	325,541
VF	4,700	381,358
Walt Disney	3,020	328,183
Wynn Resorts	2,055	340,288

		10,167,711

CONSUMER STAPLES — 6.2%
Altria Group	14,265	1,003,400
Costco Wholesale	4,200	818,454
Monster Beverage *	10,620	724,603
PepsiCo	9,060	1,089,918

		3,636,375

ENERGY — 1.3%
Devon Energy	7,160	296,209
EOG Resources	4,085	469,775

		765,984

FINANCIALS — 5.8%
Ameriprise Financial	3,910	659,617
Bank of America	18,790	601,281
Citigroup	6,740	528,955
Citizens Financial Group	9,580	439,722
FirstCash	4,950	361,845
Green Dot, Cl A *	6,817	417,609
State Street	3,425	377,332

		3,386,361

HEALTH CARE — 13.3%
Alexion Pharmaceuticals *	3,590	428,359
Allscripts Healthcare Solutions *	29,410	438,503
AmerisourceBergen, Cl A	4,020	400,673
Amgen	3,255	605,593
Emergent BioSolutions *	8,405	410,080
Express Scripts Holding *	2,000	158,360
Foundation Medicine *	4,710	326,874
Haemonetics *	7,445	481,319
Humana	2,580	727,122

COMMON STOCK — continued
	Shares	Value
HEALTH CARE (continued)
ICON ADR *	2,915	$ 319,251
Magellan Health *	4,115	409,854
Molina Healthcare *	5,270	481,467
Neurocrine Biosciences *	3,880	331,624
Regeneron Pharmaceuticals *	1,040	381,316
United Therapeutics *	2,785	359,265
Vertex Pharmaceuticals *	2,705	451,383
Zimmer Biomet Holdings	2,685	341,317
Zoetis, Cl A	9,551	732,848

		7,785,208

INDUSTRIALS — 13.4%
American Airlines Group	10,670	579,594
Builders FirstSource *	18,245	390,808
Caterpillar	3,625	590,078
Cintas	2,063	347,512
Copa Holdings, Cl A	2,415	334,067
CSX	12,110	687,485
Cummins	2,690	505,720
Deere	4,970	827,107
EMCOR Group	4,035	327,965
MasTec *	8,250	440,550
Meritor *	18,209	496,742
Oshkosh	5,750	521,640
Owens Corning	5,750	534,577
Terex	5,960	280,239
United Rentals *	2,420	438,286
WW Grainger	2,055	554,152

		7,856,522

INFORMATION TECHNOLOGY — 35.0%
Adobe Systems *	3,955	790,051
Alphabet, Cl A *	3,100	3,664,882
Apple	21,154	3,541,815
Applied Materials	10,208	547,455
Broadcom	3,266	810,067
DXC Technology	6,660	663,003
Facebook, Cl A *	10,905	2,038,035
FireEye *	21,160	319,093
HP	18,920	441,214
Intel	6,039	290,717
Intuit	4,577	768,478
Mastercard, Cl A	1,595	269,555
Micron Technology *	10,515	459,716
Microsoft	38,050	3,615,130
ON Semiconductor *	20,560	508,654
Square, Cl A *	2,965	139,088

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP GROWTH FUND (formerly, KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND) JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Visa, Cl A	10,440	$ 1,296,961
VMware, Cl A *	3,540	438,217

		20,602,131

MATERIALS — 2.8%
FMC	4,425	404,136
Freeport-McMoRan *	19,495	380,153
Methanex	5,675	357,241
Steel Dynamics	10,905	495,086

		1,636,616

TELECOMMUNICATION SERVICES — 1.1%
T-Mobile US *	6,325	411,757
Verizon Communications	4,710	254,670

		666,427

Total Common Stock (Cost $45,494,095)		56,503,335

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19*
(Cost $–)	4,700	—

Total Investments— 96.2%
(Cost $45,494,095)		$56,503,335

Percentages based on Net Assets of $58,764,591.

*	Non-income producing security.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-003-0600

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP VALUE FUND (formerly, KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND) JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.7% #

	Shares	Value
CONSUMER DISCRETIONARY — 9.5%
Best Buy	7,271	$ 531,219
DR Horton	14,122	692,684
General Motors	25,930	1,099,691
International Game Technology	32,865	955,386
Las Vegas Sands	7,640	592,253
Lowe’s	6,314	661,265
Royal Caribbean Cruises	6,505	868,743

		5,401,241

CONSUMER STAPLES — 8.1%
Altria Group	12,766	897,960
Colgate-Palmolive	13,080	971,059
Costco Wholesale	6,167	1,201,763
Kimberly-Clark	4,755	556,335
PepsiCo	3,265	392,780
Walgreens Boots Alliance	7,606	572,428

		4,592,325

ENERGY — 11.1%
Andeavor	4,530	489,965
Chevron	5,393	676,013
ConocoPhillips	20,429	1,201,429
Devon Energy	9,328	385,899
Exxon Mobil	19,849	1,732,819
Occidental Petroleum	6,120	458,816
Statoil ADR	17,012	398,761
Valero Energy	10,001	959,796

		6,303,498

FINANCIALS — 25.6%
Ameriprise Financial	4,847	817,689
Apollo Global Management, Cl A (A)	18,132	648,219
Bank of America	64,485	2,063,520
BGC Partners, Cl A	45,417	649,917
Citigroup	14,538	1,140,942
Citizens Financial Group	10,712	491,681
Federated Investors, Cl B	24,832	861,174
JPMorgan Chase	24,329	2,814,134
KeyCorp	32,207	689,230
MetLife	15,874	763,063
Prudential Financial	9,487	1,127,246
SunTrust Banks	14,275	1,009,243
Wells Fargo	13,350	878,163
XL Group	17,079	629,190

		14,583,411

HEALTH CARE — 12.9%
Amedisys *	15,342	822,638

COMMON STOCK — continued
	Shares	Value
HEALTH CARE (continued)
Amgen	7,553	$ 1,405,236
Encompass Health	16,062	850,001
Gilead Sciences	3,570	299,166
Hill-Rom Holdings	7,651	652,860
ICON *	9,732	1,065,849
Patterson	15,782	566,416
Quest Diagnostics	7,726	817,565
Select Medical Holdings *	48,840	864,467

		7,344,198

INDUSTRIALS — 7.6%
Cintas	4,943	832,648
Cummins	4,257	800,316
Oshkosh	9,791	888,240
Triton International	9,849	380,171
Union Pacific	6,644	886,974
WW Grainger	1,984	535,006

		4,323,355

INFORMATION TECHNOLOGY — 9.9%
Apple	3,094	518,028
Cisco Systems	8,973	372,738
CSRA	19,129	636,614
DXC Technology	4,248	422,888
HP	19,865	463,252
Intel	16,900	813,566
Lam Research	3,045	583,178
Manhattan Associates *	7,617	402,330
Microsoft	7,244	688,252
Western Digital	8,479	754,462

		5,655,308

MATERIALS — 2.7%
Huntsman	22,746	786,329
LyondellBasell Industries, Cl A	6,321	757,509

		1,543,838

REAL ESTATE — 4.1%
Apple Hospitality ‡	30,326	591,054
CyrusOne ‡	6,602	380,869
DDR ‡	72,229	586,499
MGM Growth Properties, Cl A ‡	13,610	381,897
Realogy Holdings	15,152	416,832

		2,357,151

TELECOMMUNICATION SERVICES — 1.7%
AT&T	20,034	750,274
Verizon Communications	4,392	237,475

		987,749

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP VALUE FUND (formerly, KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND) JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES — 4.4%
Ameren	8,288	$469,349
Entergy	9,843	774,546
Exelon	15,735	605,955
Public Service Enterprise Group	12,493	648,012

		2,497,862

Total Common Stock (Cost $46,476,430)		55,589,936

Total Investments— 97.6% (Cost $46,476,430)		$55,589,936

Percentages based on Net Assets of $56,935,325.

*	Non-income producing security.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(A)	Securities considered Master Limited Partnerships. At January 31, 2018, these securities amounted $648,219 or 1.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-004-0600

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR SMALL CAP FUND (formerly, KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND) JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.6%

	Shares	Value

CONSUMER DISCRETIONARY — 11.0%
At Home Group *	20,175	$ 639,144
Big Lots	20,160	1,225,325
Bloomin’ Brands	25,320	557,800
Boyd Gaming	38,500	1,519,595
Camping World Holdings, Cl A	26,115	1,168,645
Hooker Furniture	12,500	464,375
J. Jill *	47,400	400,530
KB Home	18,700	589,424
LGI Homes *	7,360	498,125
Malibu Boats, Cl A *	38,890	1,293,481
Nutrisystem	21,350	923,388
		9,279,832
CONSUMER STAPLES — 2.6%
Central Garden & Pet, Cl A *	24,826	936,437
Darling Ingredients *	66,745	1,237,452
		2,173,889
ENERGY — 4.3%
Delek US Holdings	16,090	561,380
Enerplus	59,670	677,851
McDermott International *	170,020	1,492,776
Tallgrass Energy Partners (A)	6,580	289,520
Unit *	26,030	630,707
		3,652,234
FINANCIALS — 16.8%
Associated Banc-Corp	25,415	629,021
Banc of California	23,820	469,254
Berkshire Hills Bancorp	16,260	617,067
Cathay General Bancorp	14,130	618,046
CNO Financial Group	23,370	574,669
Customers Bancorp *	24,410	748,167
Enterprise Financial Services	4,538	220,774
Essent Group *	28,055	1,305,118
Evercore, Cl A	3,220	323,771
First Citizens BancShares, Cl A	1,685	716,816
First Horizon National	31,530	626,186
Hanmi Financial	15,810	498,015
HomeStreet *	23,310	686,480
Moelis, Cl A	25,005	1,292,759
Peapack Gladstone Financial	6,730	239,050
Selective Insurance Group	9,545	555,996
Stifel Financial	20,760	1,401,715
TriCo Bancshares	6,927	256,160
UMB Financial	2,650	201,877
United Community Banks	23,340	739,411

COMMON STOCK — continued

	Shares	Value

FINANCIALS (continued)
Valley National Bancorp	59,720	$750,679
Washington Federal	19,690	706,871
		14,177,902
HEALTH CARE — 16.5%
Allscripts Healthcare Solutions *	91,660	1,366,651
Amphastar Pharmaceuticals *	23,835	444,284
Cambrex *	9,795	551,948
Emergent BioSolutions *	24,125	1,177,059
Encompass Health	30,015	1,588,394
Ensign Group	28,240	650,367
FibroGen *	9,050	529,878
Foundation Medicine *	6,605	458,387
Haemonetics *	12,060	779,679
Impax Laboratories *	20,030	389,584
Intersect ENT *	13,100	489,285
Lantheus Holdings *	44,625	1,026,375
Medpace Holdings *	17,055	626,430
MiMedx Group *	34,995	586,166
Nektar Therapeutics, Cl A *	3,738	312,534
Quidel *	11,900	544,782
Repligen *	22,968	812,378
Retrophin *	34,755	830,992
Sarepta Therapeutics *	6,910	452,881
Veracyte *	44,105	281,831
		13,899,885
INDUSTRIALS — 17.2%
Builders FirstSource *	35,388	758,011
Casella Waste Systems, Cl A *	54,065	1,382,983
EMCOR Group	6,998	568,797
Greenbrier	10,460	524,569
Harsco *	65,945	1,180,416
MasTec *	16,145	862,143
Navistar International *	14,755	676,222
Park-Ohio Holdings	13,780	573,937
Ply Gem Holdings *	32,495	697,018
Rush Enterprises, Cl A *	25,980	1,404,219
Ryder System	10,815	941,229
SkyWest	12,140	676,805
SPX *	21,100	659,375
Timken	23,440	1,231,772
Triton International	31,295	1,207,987
Tutor Perini *	19,460	481,635
Wabash National	28,260	729,956
		14,557,074

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR SMALL CAP FUND (formerly, KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND) JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 16.5%
ADTRAN	24,880	$398,080
Amkor Technology *	52,720	530,363
Box, Cl A *	29,525	656,636
Carbonite *	27,495	692,874
Cohu	29,125	663,176
EPAM Systems *	7,650	898,722
ePlus *	6,980	538,856
Extreme Networks *	90,830	1,365,175
FormFactor *	68,635	984,912
GrubHub *	11,730	847,492
Hortonworks *	36,055	719,297
Lattice Semiconductor *	103,115	671,279
MINDBODY, Cl A *	19,190	674,529
Progress Software	11,265	561,335
Stamps.com *	2,055	418,912
Upland Software *	60,300	1,394,739
Vishay Intertechnology	54,170	1,189,032
Yelp, Cl A *	15,745	689,946
		13,895,355
MATERIALS — 5.3%
Ferro *	29,360	690,547
Ingevity *	10,250	743,637
Kraton *	13,385	672,730
Louisiana-Pacific	47,270	1,399,665
US Concrete *	12,390	964,562
		4,471,141
REAL ESTATE — 5.1%
CareTrust ‡	66,990	1,064,471
Corporate Office Properties Trust ‡	11,080	302,484
National Storage Affiliates Trust ‡	25,130	637,548
STAG Industrial ‡	21,080	533,746
Summit Hotel Properties ‡	35,100	543,699
Xenia Hotels & Resorts ‡	54,965	1,220,223
		4,302,171
UTILITIES — 2.3%
Black Hills	5,420	301,081
Ormat Technologies	7,910	554,333
Portland General Electric	13,300	563,254
Southwest Gas Holdings	7,489	551,041
		1,969,709
Total Common Stock
(Cost $68,315,619)		82,379,192

RIGHTS — 0.0%

	Number of Rights	Value
Dyax, Expires 12/31/19*
(Cost $–)	5,615	$—
Total Investments— 97.7%
(Cost $68,315,619)		$82,379,192

Percentages based on Net Assets of $84,397,513.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At January 31, 2018, these securities amounted $289,520 or 0.3% of Net Assets.

Cl — Class

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-0600

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR INTERNATIONAL EQUITY FUND (formerly, KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND) JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.3%

	Shares	Value
AUSTRALIA — 5.4%
Cochlear	4,600	$643,926
Harvey Norman Holdings	170,000	619,178
Macquarie Group	18,200	1,512,463
Medibank Pvt	407,000	1,098,670

		3,874,237

AUSTRIA — 1.9%
OMV	21,000	1,352,131

BELGIUM — 1.6%
KBC Group *	12,000	1,153,159

BRAZIL — 3.5%
Centrais Eletricas Brasileiras *	100,000	638,104
Hypermarcas	95,000	1,083,585
Vale ADR, Cl B	60,500	791,945

		2,513,634

CANADA — 3.8%
Canadian National Railway	10,000	801,463
George Weston	8,100	709,376
Magna International	21,500	1,228,122

		2,738,961

CHINA — 2.6%
CNOOC ADR	11,850	1,862,820

CZECH REPUBLIC — 2.0%
CEZ	56,000	1,434,550

DENMARK — 3.5%
Danske Bank	36,400	1,478,589
Vestas Wind Systems	15,000	1,023,438

		2,502,027

FINLAND — 3.9%
Neste	23,500	1,624,554
UPM-Kymmene	35,700	1,202,942

		2,827,496

FRANCE — 3.4%
Arkema	4,000	511,025
Capgemini	5,500	730,315
Kering	2,300	1,164,507

		2,405,847

GERMANY — 8.5%
Allianz	5,000	1,263,284
CECONOMY	31,000	445,887
Covestro (A)	8,000	919,547
Deutsche Lufthansa	33,500	1,195,359
HUGO BOSS	7,000	642,953

COMMON STOCK — continued

	Shares	Value
GERMANY (continued)
Infineon Technologies	31,000	$901,011
METRO	33,000	716,999

		6,085,040

HONG KONG — 11.3%
China Construction Bank, Cl H	1,350,000	1,556,634
Geely Automobile Holdings	310,000	992,694
PCCW	1,174,000	676,847
Ping An Insurance Group of China, Cl H	150,000	1,776,571
Tencent Holdings	29,900	1,771,988
Wharf Holdings *	123,900	507,628
Wharf Real Estate Investment *	123,900	856,078

		8,138,440

INDIA — 1.0%
Tata Motors ADR *	24,000	743,040

ISRAEL — 1.3%
Bank Hapoalim	121,000	905,850

ITALY — 2.2%
DiaSorin	9,900	958,116
Enel	99,720	632,659

		1,590,775

JAPAN — 16.4%
Asahi Glass	23,800	1,044,261
Canon	12,600	501,946
Central Japan Railway	6,650	1,257,878
Daiwa House Industry	26,400	1,041,055
Disco	2,400	561,473
Hoya	15,700	800,891
ITOCHU	55,100	1,079,591
Kirin Holdings	40,000	996,977
Mizuho Financial Group	295,000	554,763
Nippon Telegraph & Telephone	20,000	950,994
ORIX	61,000	1,137,080
Pigeon	28,900	1,127,727
Tokyo Electron	3,800	712,173

		11,766,809

NETHERLANDS — 1.2%
Koninklijke Ahold Delhaize *	38,000	847,810

SOUTH KOREA — 2.7%
KT ADR	41,000	612,950
LG Display ADR	37,000	551,670
Shinhan Financial Group ADR	16,100	792,281

		1,956,901

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR INTERNATIONAL EQUITY FUND (formerly, KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND) JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPAIN — 3.3%
ACS Actividades de Construccion y Servicios *	22,150	$887,166
Repsol	78,139	1,470,248

		2,357,414

SWITZERLAND — 4.0%
Logitech International	16,000	671,459
Partners Group Holding	1,300	1,010,529
Temenos Group	8,700	1,202,062

		2,884,050

UNITED KINGDOM — 11.8%
3i Group	88,000	1,163,754
Anglo American	60,500	1,467,703
Barratt Developments	110,000	913,986
Carnival	12,400	875,025
Intertek Group	14,300	1,020,065
Tate & Lyle	120,000	1,093,511
Vodafone Group	254,000	810,001
Wm Morrison Supermarkets	346,000	1,090,615

		8,434,660

Total Common Stock (Cost $52,362,451)		68,375,651

RIGHTS — 0.0%
	Number of Rights
ACS Actividades de Construccion y Servicios, Expires 02/06/18 * (Cost $–)	22,150	11,605

Total Investments— 95.3% (Cost $52,362,451)		$68,387,256

Percentages are based on Net Assets of $71,768,142.

*	Non-income producing security.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2018 was $919,547 and represented 1.3% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, securities with a total value of $4,002,607 were transferred between Level 2 and Level 1 assets and liabilities. There were no other significant transfers for the period ended January 31, 2018. For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-006-0600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018